Note 14 - Trade Receivables, Other Receivables and Prepayments - Provision for Impairment of Trade Receivables (Details) - Provision for impairment of trade receivables [member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
As of period start	$ 1,446	$ 1,619
Loss allowance related to trade receivables due from Powerbets	6,579
Other changes in the period	(382)	(173)
Ending balance	7,643	1,446
Previously stated [member]
Statement Line Items [Line Items]
As of period start	$ 1,446
Ending balance		$ 1,446